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WASHINGTON NATIONAL INSURANCE COMPANY




Annual Report to
Contract Owners

December 31, 1998









                                     Washington National Variable Annuity Fund B

ANNUAL REPORT TO CONTRACT OWNERS
Table of Contents

December 31, 1998

=================================================================================================
Washington National Variable Annuity Fund B
Statement of Assets and Liabilities as of December 31, 1998.................................... 1
Statements of Operations for the Years Ended December 31, 1998 and 1997........................ 2
Statements of Changes in Net Assets for the Years Ended December 31, 1998 and 1997............. 2
Notes to Financial Statements.................................................................. 3
Report of Independent Accountants.............................................................. 4
=================================================================================================

WASHINGTON NATIONAL VARIABLE ANNUITY FUND B
Statement of Assets and Liabilities

December 31, 1998

====================================================================================================================================

                                                                                                                         VALUE
                                                                                                                         -----
Assets:
   Investments in portfolio shares, at net asset value (Note 2)
     Fundamental Investors, 34,464 shares (cost - $307,001) ..............................................             $  996,709
   Cash ..................................................................................................                 35,814
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         Total assets ....................................................................................             $1,032,523
====================================================================================================================================

                                                                                             UNITS      UNIT VALUE    REPORTED VALUE
                                                                                           -----------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Fundamental Investors ............................................................    27,239.40    $ 24.866566    $  677,350
------------------------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' deferred annuity reserves ..........                                   677,350
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   Contract owners' annuity payment reserves:
     Fundamental Investors ............................................................                                   355,173
------------------------------------------------------------------------------------------------------------------------------------
       Net assets attributable to contract owners' annuity payment reserves ...........                                   355,173
------------------------------------------------------------------------------------------------------------------------------------
         Net assets ...................................................................                                $1,032,523
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL VARIABLE ANNUITY FUND B
Statements of Operations

For the Years Ended December 31, 1998 and 1997

====================================================================================================================================
                                                                                                                 1998       1997
====================================================================================================================================
Investment income:
   Dividends from investments in portfolio shares ............................................................  $ 95,785   $111,668
Expenses:
   Mortality and expense risk fees ...........................................................................    10,033      9,237
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     Net investment income ...................................................................................    85,752    102,431
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Net realized gains (losses) and unrealized appreciation (depreciation) of investments in portfolio shares:
   Net realized gains on sales of investments in portfolio shares ............................................     6,541     18,557
   Net change in unrealized appreciation of investments in portfolio shares ..................................    48,693     78,369
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     Net gain on investments in portfolio shares .............................................................    55,234     96,926
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       Net increase in net assets from operations ............................................................  $140,986   $199,357
====================================================================================================================================



Statements of Changes in Net Assets

For the Years Ended December 31, 1998 and 1997

====================================================================================================================================
                                                                                                                 1998       1997
====================================================================================================================================
Changes from operations:
   Net investment income .................................................................                    $   85,752   $102,431
   Net realized gains on sales of investments in portfolio shares ........................                         6,541     18,557
   Net change in unrealized appreciation of investments in portfolio shares ..............                        48,693     78,369
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     Net increase in net assets from operations ..........................................                       140,986    199,357
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Changes from contract owners' transactions:
   Contract redemptions ..................................................................                       (73,113)   (94,625)
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     Net decrease in net assets from contract owners' transactions .......................                       (73,113)   (94,625)
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       Net increase in net assets ........................................................                        67,873    104,732
Net assets, beginning of year ............................................................                       964,650    859,918
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   Net assets, end of year ...............................................................                    $1,032,523   $964,650
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL VARIABLE ANNUITY FUND B
Notes to Financial Statements

December 31, 1998

================================================================================

(1)  General

     The Washington National Variable Annuity Fund B (the "Fund") is a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The Fund is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Fund invests solely in shares of Fundamental Investors, Inc., a diversified open-end management investment company.

     The operations of the Fund are included in the operations of the Washington National Insurance Company ("WNIC") pursuant to the provisions of the Illinois Insurance Code. WNIC is a wholly owned subsidiary of Washington National Corporation, which is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from these estimates.

(2)  Summary of Significant Accounting Policies

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

     Investments in portfolio shares are valued using the net asset value of Fundamental Investors, Inc., at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a last-in first-out basis. The Fund does not hold any investments which are restricted as to resale.

     Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Fund as of the beginning of the valuation date.

FEDERAL INCOME TAXES

     No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Fund are included in the total operations of WNIC, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in the Fund and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

     Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

     Annuity payment reserves for contracts under which contract owners are receiving periodic retirement payments are computed according to the Progressive Annuity Mortality Table.

(3)  Purchases and Sales of Investments in Portfolio Shares

     The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 1998 and 1997 were $95,785 and $111,668, respectively. The aggregate proceeds from sales of investments in portfolio shares for the years ended December 31, 1998 and 1997 were $89,138 and $111,244, respectively.

(4)  Deductions and Expenses

     Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because WNIC assumes the mortality risk and the expense risk under the contracts.

     The mortality risk assumed by WNIC results from the life annuity payment option in the contracts in which WNIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, WNIC is required to fund any deficiency in the annuity payment reserves from its general account assets.

     The expense risk assumed by WNIC is the risk that the deductions for contract administrative charges may prove insufficient to cover the actual expenses.

     WNIC deducts daily from the Fund a fee, which is equal on an annual basis to 1.022 percent of the daily value of the total investments of the Fund, for assuming the mortality and expense risks. These fees were $10,033 and $9,237 for the years ended December 31, 1998 and 1997, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================


To The Board of Directors of Conseco Variable
Insurance Company and Contract Owners of
Washington National Variable Annuity Fund B

     In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Washington National Variable Annuity Fund B (the "Account") at December 31, 1998 and the results of its operations and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


/s/PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 15, 1999

                        ========================================================
                        Washington National Variable Annuity Fund B
                        SPONSOR
                        Washington National Insurance Company - Carmel, Indiana. INDEPENDENT PUBLIC ACCOUNTANTS
                        PricewaterhouseCoopers LLP - Indianapolis, Indiana.

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                                                                      CONSECO(R)




                                      Washington National Insurance Company is a
                               subsidiary of Conseco, Inc., a financial services
                                  organization headquartered in Carmel, Indiana.
                                 Conseco is dedicated to providing its customers
                                   with solutions for both wealth protection and
                                      wealth creation. Through its subsidiaries,
                                Conseco is one of the nation's leading providers
                                    of supplemental health insurance, retirement
                               annuities, universal life insurance, and consumer
                                   and commercial finance products and services.



                                           WASHINGTON NATIONAL INSURANCE COMPANY
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032

                                 (C) 1999, Washington National Insurance Company
                                                             WN-020 (2/99) 04013